Average Annual Total Returns - Voya Global Bond Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Bloomberg Barclays Global Aggregate Index 1 Yr		Class ADV Bloomberg Barclays Global Aggregate Index 5 Yrs		Class ADV Bloomberg Barclays Global Aggregate Index 10 Yrs		Class ADV Bloomberg Barclays Global Aggregate Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Bloomberg Barclays Global Aggregate Index 1 Yr		Class I Bloomberg Barclays Global Aggregate Index 5 Yrs		Class I Bloomberg Barclays Global Aggregate Index 10 Yrs		Class I Bloomberg Barclays Global Aggregate Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Bloomberg Barclays Global Aggregate Index 1 Yr		Class S Bloomberg Barclays Global Aggregate Index 5 Yrs		Class S Bloomberg Barclays Global Aggregate Index 10 Yrs		Class S Bloomberg Barclays Global Aggregate Index Since Inception
Total	8.58%	5.60%	2.83%		Nov. 08, 2004	9.20%	[1]	4.79%	[1]	2.83%	[1]	[1]	9.20%	6.13%	3.34%		Nov. 08, 2004	9.20%	[1]	4.79%	[1]	2.83%	[1]	[1]	8.85%	5.84%	3.09%		Nov. 08, 2004	9.20%	[1]	4.79%	[1]	2.83%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.